Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Machinery and equipment	42,350	36,357
Office equipment	3,158	3,187
Vehicles	713	1,145
Leasehold improvements	1,337	1,337
Total cost	47,558	42,026
Less: Accumulated depreciation	(30,899)	(32,733)
Less: Amortization of leasehold improvements	(62)	(330)
Total property and Equipment, net	16,597	8,963

(1)	The balance includes community access control equipment that has been installed but not yet sold.

(2)	Depreciation expense was RMB9,183, RMB8,696 and RMB7,603 for the years ended December 31, 2023, 2024 and 2025, respectively. Amortization of leasehold improvements was nil, RMB62 and RMB268 for the years ended December 31, 2023, 2024 and 2025.